SEGMENTAL INFORMATION - Revenues from External Customers (Details) (Customer concentration risk, Sales revenue, services, net, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Petrobas
Revenues from external customers:
Concentration risk percentage	22.00%	[1]	31.00%	[1]	37.00%	[1]
Concentration risk amount	$ 90,321	[1]	$ 93,741	[1]	$ 90,652	[1]
DUSUP
Revenues from external customers:
Concentration risk percentage	11.00%	[1]	16.00%	[1]	12.00%	[1]
Concentration risk amount	45,951	[1]	47,054	[1]	29,893	[1]
Pertamina
Revenues from external customers:
Concentration risk percentage	9.00%	[1]	13.00%	[1]	15.00%	[1]
Concentration risk amount	35,455	[1]	37,829	[1]	36,944	[1]
Qatar Gas Transport Company
Revenues from external customers:
Concentration risk percentage	6.00%		12.00%		0.00%
Concentration risk amount	23,006		35,461		0
BC Group plc
Revenues from external customers:
Concentration risk percentage	23.00%	[1]	8.00%	[1]	20.00%	[1]
Concentration risk amount	96,179	[1]	25,101	[1]	49,147	[1]
PT Nusantara Regas
Revenues from external customers:
Concentration risk percentage	9.00%	[1]	0.00%	[1]	0.00%	[1]
Concentration risk amount	38,789	[1]	0	[1]	0	[1]
Shell
Revenues from external customers:
Concentration risk percentage	1.00%		2.00%		10.00%
Concentration risk amount	$ 2,590		$ 5,105		$ 25,440

[1]	A substantial portion of these revenues pertain to vessels owned by Golar Partners and its subsidiaries which were deconsolidated from December 13, 2012.